Stock options (Details Narrative)	1 Months Ended	3 Months Ended
	Sep. 30, 2022	Nov. 30, 2022 USD ($) shares	Nov. 30, 2022 shares $ / shares	Nov. 30, 2021 USD ($) shares	Nov. 30, 2021 shares $ / shares	Aug. 31, 2022 shares	Oct. 06, 2021	Aug. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Options exercisable period		5 years 5 months 12 days
Number of stock options, Granted | shares		142,176		10,000
Exercise price | $ / shares					$ 12.45
Expected dividend yield		0.00%		0.00%
Risk-free interest rate				1.82%
Risk-free interest rate		5 years		10 years
Expected volatility		100.00%		90.00%
Number of stok options, outstanding | shares		1,244,258	1,244,258	702,938	702,938	1,143,182		692,938
Number of stok options, exercisable | shares		617,934	617,934			555,934
Share based payments | $		$ 1,748,521		$ 1,321,038
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Share based payments | $		$ 1,452,250		$ 841,712
Top of range [member]
IfrsStatementLineItems [Line Items]
Number of common shares reserved and available for grant, percentage							10.00%
Options exercisable period	10 years
Exercise price | $ / shares			$ 0.89
Risk-free interest rate		3.35%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares			$ 0.82
Risk-free interest rate		3.23%